Label	Element	Value
Dodge & Cox Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dodge & Cox Global Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high rate of total return consistent with long-term preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund incurs transaction costs when Dodge & Cox buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
∎	You invest $10,000 in Class I shares and/or Class X shares of the Fund for the time periods indicated and then redeem all of your shares of the Fund’s Class I shares and/or the Fund’s Class X shares at the end of those time periods;
∎	Your investment has a 5% return each year;
∎	The Fund’s operating expenses remain the same; and
∎	The Fund’s expense reimbursement agreement is effective until April 30, 2026.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in a diversified portfolio of bonds and other debt instruments of issuers from at least three different countries, which may include emerging market countries. The Fund is not required to allocate its investments in set percentages to particular countries and may invest in emerging markets without limit. Under normal circumstances, the Fund invests at least 40% of its total assets in securities of non-U.S. issuers and at least 80% of its total assets in debt instruments, which may, in each case, be represented by derivatives such as forward contracts, futures contracts, or swap agreements. Debt instruments in which the Fund may invest include, but are not limited to, government and government-related obligations, mortgage- and asset-backed securities, corporate and municipal bonds, collateralized mortgage obligations, inflation-linked securities and other fixed and floating rate instruments, including certain preferred securities. The Fund invests in both U.S. dollar-denominated and non-U.S.dollar-denominated debt instruments across all sectors.
A majority of the Fund is invested in investment-grade debt instruments (instruments rated Baa3 or higher by Moody’s Investors Service (“Moody’s”), BBB- or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or equivalently rated by any nationally recognized statistical rating organization (“NRSRO”), or, if unrated, deemed to be of investment-grade quality by Dodge & Cox). Up to 35% of the Fund’s total assets may be invested in debt securities rated below investment grade, commonly referred to as high-yield or “junk” bonds.
The Fund may buy or sell non-U.S. currencies and may enter into various currency or interest rate-related transactions involving derivative instruments, including forward contracts, futures contracts, and swap agreements. The Fund may use derivatives to seek to minimize the impact of losses to one or more of its investments (as a “hedging technique”) or to implement its investment strategy. For example, the Fund may invest in derivative instruments that create exposure to a specific security or market sector as a substitute for a direct investment in the security or sector itself or to benefit from changes in the relative values of selected currencies. The Fund may use interest rate derivatives for a variety of purposes, including, but not limited to, managing the Fund’s duration or adjusting the Fund’s exposure to debt securities with different maturities.
In selecting securities, Dodge & Cox considers many factors, including, without limitation, yield, credit quality, liquidity, covenants, call risk, duration, structure, and capital appreciation potential, as well as financially material environmental, social, and governance (ESG) issues. For all securities that are denominated in a foreign currency, Dodge & Cox analyzes whether to accept or hedge the associated interest rate and currency risks. Dodge & Cox considers, among other things, a country’s economic outlook and political stability, the protections provided to foreign investors, relative interest rates, exchange rates, a country’s monetary and fiscal policies, its debt stock, and its ability to meet its funding needs.
The Fund may purchase or sell holdings for a variety of reasons such as to alter sector, geographic, or currency exposure or to shift the overall portfolio’s risk profile. The proportions of the Fund’s assets held in various debt instruments will be revised in light of Dodge & Cox’s appraisal of the global economy, the relative yields of securities in the various market sectors and countries, the potential for a currency’s appreciation, the investment prospects for issuers, the countries’ domestic and political conditions, and other factors.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows changes in the Fund’s Class I shares’ returns from year to year. The table shows how the average annual total returns of the Fund’s Class I shares and the Fund’s Class X shares compare to those of a broad measure of market performance. The Fund’s shares have benefited since inception from an expense reimbursement agreement. Without the expense reimbursement, the Fund’s shares returns would have been lower.
Dodge & Cox Global Bond Fund, L.L.C., a private fund managed and funded by Dodge & Cox (the “Private Fund”), was reorganized into the Fund and the Fund commenced operations on May 1, 2014. The Private Fund was organized as Delaware limited liability company and was treated as a disregarded entity under the Internal Revenue Code of 1986, as amended (the “Code”). The Private Fund commenced operations on December 5, 2012, and had an investment objective, policies, and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the Private Fund was not registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and therefore was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code, which, if applicable, may have adversely affected its performance. The Fund’s performance for periods prior to the commencement of operations on May 1, 2014, is that of the Private Fund. The performance of the Private Fund has not been restated because the net total operating expense ratio of the Private Fund and the Fund (after the application of the expense reimbursement agreement) are the same.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Visit the Fund’s website at dodgeandcox.com or call 800-621-3979 for current performance figures.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s Class I shares’ returns from year to year. The table shows how the average annual total returns of the Fund’s Class I shares and the Fund’s Class X shares compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-621-3979
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	dodgeandcox.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Dodge & Cox Global Bond – Class I Shares Annual total returns 2014-2023 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results for the Fund’s Class I shares during the time period were: Highest: 11.42% (quarter ended June 30, 2020) Lowest: –7.66% (quarter ended March 31, 2020)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended 12/31/2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown above are for the Fund’s Class I shares. The after-tax returns of the Fund’s Class X shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown above are for the Fund’s Class I shares. The after-tax returns of the Fund’s Class X shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Dodge & Cox Global Bond Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Dodge & Cox Global Bond Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Dodge & Cox Global Bond Fund | Interest rate risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Interest rate risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities.

Dodge & Cox Global Bond Fund | Credit risks[Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Credit risk. An issuer or guarantor of a debt security may be unable or unwilling to make scheduled payments of interest and principal. Actual or perceived deterioration in an issuer’s or guarantor’s financial condition may affect a security’s value.

Dodge & Cox Global Bond Fund | Below investment grade securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Below investment-grade securities risk. Debt securities rated below investment grade, also known as high-yield or “junk” bonds generally have greater credit risk, more price volatility, and less liquidity than investment-grade securities.

Dodge & Cox Global Bond Fund | Non U S investment risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Non-U.S. investment risk. Securities of non-U.S. issuers may be more volatile, harder to value, and have lower overall liquidity than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability, or unfavorable government action in their local jurisdictions or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non-U.S. issuers and their securities and those issuers may be subject to lower levels of government regulation and oversight. Non-U.S. securities may decline in value due to conditions specific to an individual country, including unfavorable economic conditions relative to the United States. There may be increased risk of delayed transaction settlement. These risks may be higher when investing in emerging market issuers. Certain of these elevated risks may also apply to securities of U.S. issuers with significant non-U.S. operations.

Dodge & Cox Global Bond Fund | Emerging markets risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Emerging markets risk. Emerging market securities may present issuer, market, currency, liquidity, volatility, valuation, legal, political, and other risks different from, and potentially greater than, the risks of investing in securities of issuers in more developed markets.

Dodge & Cox Global Bond Fund | Non U S currency risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Non-U.S. currency risk. Non-U.S. currencies may decline relative to the U.S. dollar, which reduces the unhedged value of investments denominated in or otherwise exposed to those currencies. Dodge & Cox may not hedge or may not be successful in hedging the Fund’s currency exposure and may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk.

Dodge & Cox Global Bond Fund | Sovereign and government related debt risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Sovereign and government-related debt risk. An issuer of sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due. In the event of a default by a governmental entity on a sovereign debt obligation, there may be few or no effective legal remedies for collecting on such debt.

Dodge & Cox Global Bond Fund | Derivatives risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Derivatives risk. Investing with derivatives, such as currency forward contracts, interest rate swaps, and futures contracts and other similar investments (collectively referred to as “derivatives”) involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. A derivative can create leverage because it can result in exposure to an amount of a security, index, or other underlying investment (a “notional amount”) that is substantially larger than the derivative position’s market value. Often, the upfront payment required to enter into a derivative is much smaller than the potential for loss, which for certain types of derivatives may be unlimited. The Fund may not be able to close a derivatives position at an advantageous time or price. As a result, the Fund may be required to continue making required margin and settlement payments and, if the Fund has insufficient cash on hand to meet such requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Derivatives also can create operational and legal risk. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

Dodge & Cox Global Bond Fund | Liquidity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Liquidity risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities and may be magnified during times of market stress or under circumstances that cause increased supply in the market due to unusually high selling activity.

Dodge & Cox Global Bond Fund | Mortgage and asset backed securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Mortgage- and asset-backed securities risk. Mortgage- and certain asset-backed securities permit early repayment of principal based on prepayment of the underlying assets; changes in the rate of repayment affect the price and volatility of an investment. If prepayments occur more quickly than expected, the Fund receives lower interest payments than it expects. If prepayments occur more slowly than expected, it delays the return of principal to the Fund. Securities issued by certain U.S. government-sponsored entities (“GSEs”) are not issued or guaranteed by the U.S. Treasury; there is no assurance the U.S. government will provide support in the event a GSE issuer cannot meet its obligations.

Dodge & Cox Global Bond Fund | To Be Announced transaction risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	To-Be-Announced transaction risk. TBA mortgage-backed securities transactions involve an agreement under which the buyer agrees to purchase a pool of mortgage-backed securities for a fixed price with payment and delivery at a scheduled future date, typically between 30 and 60 days in the future. During the settlement period of a TBA transaction, the buyer is at risk for any decline in the value of the securities to be delivered, while the seller is at risk that the value of the securities may increase. In order to maintain TBA exposure past the scheduled settlement date, a buyer must “roll” the transaction by selling its original position and simultaneously purchasing a similar new one with a settlement date further in the future. Each time the Fund rolls a TBA position (typically every 30-60 days), it incurs transaction costs, which are borne by the Fund and its shareholders, and reduces the total return of the Fund. Maintaining TBA exposure will increase a Fund’s portfolio turnover rate.

Dodge & Cox Global Bond Fund | Call risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Call risk. If interest rates fall, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation or anticipated income and reinvest the proceeds in securities with lower interest rates.

Dodge & Cox Global Bond Fund | Manager risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Manager risk. Dodge & Cox’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Depending on the market conditions, Dodge & Cox’s investing style may perform better or worse than portfolios with a different investment style. Dodge & Cox may not make timely purchases or sales of securities for the Fund. The Fund may underperform the broad market, relevant indices, or other funds with similar objectives and investment strategies.

Dodge & Cox Global Bond Fund | Market risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Market risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, inflation, or other events could also have a significant impact on the Fund and its investments and potentially increase the risks described above.

Dodge & Cox Global Bond Fund | Geographic risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Geographic risk. From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, risks relating to economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may be more volatile if it focuses its investments in certain countries, especially emerging market or frontier market countries.

Dodge & Cox Global Bond Fund | Hybrid securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Hybrid securities risk. Hybrid securities are typically subordinated to an issuer’s senior debt instruments; therefore, they are subject to greater credit risk than those senior debt instruments. Many hybrid securities are subject to provisions permitting their issuers to skip or defer distributions under specified circumstances. Hybrid securities may have limited or no voting rights and may have substantially lower overall liquidity than other securities. Certain types of hybrid securities, such as non-cumulative perpetual preferred stock, are issued predominantly by companies in the financial services industry and thus may present increased risk during times of financial upheaval, which may affect financial services companies more than other types of issuers.

Dodge & Cox Global Bond Fund | Dodge & Cox Global Bond – Class I
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Sales charge (load) imposed on reinvested distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (custody, accounting, legal, etc.)	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[2]
Net Expenses	rr_NetExpensesOverAssets	0.45%	[2]
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	152
5 Years	rr_ExpenseExampleYear05	276
10 Years	rr_ExpenseExampleYear10	$ 639
2014	rr_AnnualReturn2014	1.67%
2015	rr_AnnualReturn2015	(6.21%)
2016	rr_AnnualReturn2016	8.64%
2017	rr_AnnualReturn2017	8.31%
2018	rr_AnnualReturn2018	(1.45%)
2019	rr_AnnualReturn2019	12.23%
2020	rr_AnnualReturn2020	11.87%
2021	rr_AnnualReturn2021	(0.85%)
2022	rr_AnnualReturn2022	(8.19%)
2023	rr_AnnualReturn2023	12.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.66%)
1 Year	rr_AverageAnnualReturnYear01	12.31%
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years	rr_AverageAnnualReturnYear10	3.56%
Dodge & Cox Global Bond Fund | Dodge & Cox Global Bond – Class X
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Sales charge (load) imposed on reinvested distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (custody, accounting, legal, etc.)	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[2]
Net Expenses	rr_NetExpensesOverAssets	0.37%	[2]
1 Year	rr_ExpenseExampleYear01	$ 38
3 Years	rr_ExpenseExampleYear03	130
5 Years	rr_ExpenseExampleYear05	243
10 Years	rr_ExpenseExampleYear10	$ 572
1 Year	rr_AverageAnnualReturnYear01	12.48%	[3]
5 Years	rr_AverageAnnualReturnYear05	5.15%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.58%	[3]
Dodge & Cox Global Bond Fund | Return after taxes on distributions | Dodge & Cox Global Bond – Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.76%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	2.37%
Dodge & Cox Global Bond Fund | Return after taxes on distributions and sale of Fund shares | Dodge & Cox Global Bond – Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.24%
5 Years	rr_AverageAnnualReturnYear05	3.30%
10 Years	rr_AverageAnnualReturnYear10	2.24%
Dodge & Cox Global Bond Fund | Bloomberg Global Aggregate Bond Index (USD hedged) (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.15%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	2.41%

[1]	Management fees include investment advisory fee expenses of 0.35% for each class; and administrative services fee expenses of 0.10% for the Fund’s Class I shares and 0.05% for the Fund’s Class X shares.
[2]	Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain Total Annual Fund Operating Expenses of (i) the Class I shares at 0.45% and (ii) the Class X shares at 0.37% until April 30, 2026. These agreements cannot be terminated prior to April 30, 2026 other than by resolution of the Fund’s Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year.
[3]	The Fund’s Class X shares launched on May 1, 2022. In the table above, Class X returns for periods prior to its launch are calculated using performance of the Fund’s Class I shares.